17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Interest-bearing time deposit	$ 26,871	$ 16,226
Investment securities available for sale	297,890	297,823
Total assets	1,034,684	1,013,516
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Liabilities	950,965	915,769
Shareholders' equity	83,719	97,747
Total liabilities and shareholders' equity	1,034,684	1,013,516
Revenues:
Interest and dividend income	36,696	39,245	45,259
Impairment of securities	0	0	(144)
Expenses:
Interest	5,353	7,696	10,946
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries	8,570	7,380	6,622
Income tax benefit	1,879	1,587	1,463
Net earnings	6,691	5,793	5,159
Cash flows from operating activities:
Net earnings	6,691	5,793	5,159
Adjustments to reconcile net earnings to net cash used by operating activities:
Other than temporary impairment losses	0	0	(144)
Change in:
Other assets	(1,508)	441	(2,644)
Net cash provided (used by) operating activities	37,445	19,027	22,352
Cash flows from investing activities:
Purchases of investment securities available for sale	(98,129)	(88,304)	(208,863)
Proceeds from maturities of investment securities available for sale	63,597	63,225	54,041
Net change in interest-bearing time deposit	0	0	735
Net cash (used) provided by investing activities	(19,234)	64,797	(7,719)
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(734)	(1,023)	(1,253)
Restricted stock payout	0	0	17
Proceeds from exercise of stock options	0	539	0
Net cash provided (used) by financing activities	9,719	(64,217)	(9,374)
Net change in cash and cash equivalents	27,930	19,607	5,259
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	6,784	(2,536)	3,087
Parent Company
Assets
Cash	12,879	324	316
Interest-bearing time deposit	0	800
Investment in subsidiaries	102,113	115,386
Investment securities available for sale	1,721	1,596
Other assets	273	260
Total assets	116,986	118,366
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Liabilities	12,648	0
Shareholders' equity	83,719	97,747
Total liabilities and shareholders' equity	116,986	118,366
Revenues:
Interest and dividend income	13,576	113	226
Impairment of securities	0	0	(144)
Total revenues	13,576	113	82
Expenses:
Interest	398	438	407
Other operating expenses	159	476	190
Total expenses	557	914	597
Income/(Loss) before income tax benefit and equity in undistributed earnings of subsidiaries	13,019	(801)	(515)
Income tax benefit	84	166	56
Income/(Loss) before equity in undistributed earnings of subsidiaries	13,103	(635)	(459)
Equity in undistributed earnings of subsidiaries	(6,412)	6,428	5,618
Net earnings	6,691	5,793	5,159
Cash flows from operating activities:
Net earnings	6,691	5,793	5,159
Adjustments to reconcile net earnings to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	6,412	(6,428)	(5,618)
Other than temporary impairment losses	0	0	(144)
Change in:
Other assets	(73)	0	112
Accrued income	0	11	(11)
Accrued expense	27	41	(216)
Other liabilities	12,632	0	0
Net cash provided (used by) operating activities	25,689	(583)	(430)
Cash flows from investing activities:
Proceeds from maturities of investment securities available for sale	1	0	0
Net change in interest-bearing time deposit	800	14,200	2,000
Net cash (used) provided by investing activities	801	14,200	2,000
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(734)	(1,023)	(1,253)
Cash dividends paid on common stock	(677)	(1,003)	(443)
Preferred stock and warrant repurchase	(12,524)	(12,122)	0
Restricted stock payout	0	0	17
Proceeds from exercise of stock options	0	539	0
Net cash provided (used) by financing activities	(13,935)	(13,609)	(1,679)
Net change in cash and cash equivalents	12,555	8	(109)
Cash at beginning of year	324	316	425
Cash at end of year	12,879	324	316
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	$ 77	$ (46)	$ (3)